SHAREHOLDERS' DEFICIT (Details) - $ / shares		6 Months Ended	12 Months Ended
	Sep. 22, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	May 10, 2022
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized		1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued		0	0	0
Issued and outstanding shares of public offering, percentage		20.00%	20.00%
Preference shares, shares outstanding		0	0	0
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued		5,749,998	5,749,998	5,749,998
Ordinary shares subject to possible redemption, shares outstanding		3,076,094	3,076,094	7,249,712
Ordinary shares, outstanding		5,749,998	5,749,998	5,749,998
Class A ordinary shares | Ordinary Shares
SHAREHOLDERS' DEFICIT
Conversion of Class B ordinary shares to Class A ordinary shares	5,749,998
Class A ordinary shares | Previously Reported [Member]
SHAREHOLDERS' DEFICIT
Ordinary shares, issued			8,826,092	12,999,710
Ordinary shares, outstanding			8,826,092	12,999,710
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, issued		8,826,092	8,826,092
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, shares outstanding		3,076,094	3,076,094	7,249,712
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued		2	2	2
Ordinary shares, outstanding		2	2	2